Transfers of Financial Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Transfers of Financial Assets
Transfers of Financial Assets

5. Transfers of Financial Assets

The Company’s transfers of financial assets with continuing interest as of September 30, 2016 and December 31, 2015 included pledges of collateral to secure public deposits and repurchase agreements, FHLB and FRB borrowing capacity, automated clearing house (“ACH”) transactions and interest rate swaps.

For repurchase agreements and public deposits, the Company enters into trilateral agreements with the entity and safekeeper to pledge investment securities as collateral in the event of default. For transfers of assets with the FHLB and the FRB, the Company enters into bilateral agreements to pledge loans and investment securities as collateral to secure borrowing capacity. For ACH transactions, the Company enters into bilateral agreements to collateralize possible daylight overdrafts. For interest rate swaps, the Company enters into bilateral agreements to pledge collateral when either party is in a negative market position to mitigate counterparty credit risk. No counterparties have the right to re-pledge the collateral.

The carrying amounts of the assets pledged as collateral as of September 30, 2016 and December 31, 2015 were:

(dollars in thousands)	September 30, 2016	December 31, 2015
Public deposits	$2,558,916	$2,704,686
Federal Home Loan Bank	2,040,505	2,537,665
Federal Reserve Bank	935,641	814,177
Repurchase agreements	10,066	237,699
ACH transactions	156,761	151,330
Interest rate swaps	64,352	29,436
Total	$5,766,241	$6,474,993

As the Company did not enter into reverse repurchase agreements, no collateral was accepted as of September 30, 2016 and December 31, 2015. In addition, no debt was extinguished by in-substance defeasance.

A disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged as of September 30, 2016 and December 31, 2015 was as follows:

	September 30, 2016
	Remaining Contractual Maturity of the Agreements
	Up to		Greater than
(dollars in thousands)	30 days	31-90 days	90 days	Total
Collateralized mortgage obligations:
Government agency	$—	$—	$2,000	$2,000
Government-sponsored enterprises	—	—	7,151	7,151
Gross amount of recognized liabilities for repurchase agreements in Note 7	$—	$—	$9,151	$9,151

	December 31, 2015
	Remaining Contractual Maturity of the Agreements
	Up to		Greater than
(dollars in thousands)	30 days	31-90 days	90 days	Total
Non-government asset-backed securities	$92	$92	$—	$184
Collateralized mortgage obligations:
Government agency	768	—	170,669	171,437
Government-sponsored enterprises	5,340	4,908	34,282	44,530
Gross amount of recognized liabilities for repurchase agreements in Note 7	$6,200	$5,000	$204,951	$216,151

8. Transfers of Financial Assets

The Company’s transfers of financial assets with continuing interest as of December 31, 2015 and 2014, included pledges of collateral to secure public deposits and repurchase agreements, FHLB and FRB borrowing capacity, automated clearing house (“ACH”) transactions, and interest rate swaps.

For repurchase agreements and public deposits, the Company enters into trilateral agreements with the entity and safekeeper to pledge investment securities as collateral in the event of default. For transfers of assets with the FHLB and the FRB, the Company enters into bilateral agreements to pledge loans and investment securities as collateral to secure borrowing capacity. For ACH transactions, the Company enters into bilateral agreements to collateralize possible daylight overdrafts. For interest rate swaps, the Company enters into bilateral agreements to pledge collateral when either party is in a negative market position to mitigate counterparty risk. No counterparties have the right to re‑pledge the collateral.

The carrying amounts of the assets pledged as collateral were:

	December 31,
(dollars in thousands)	2015	2014
Public deposits	$2,704,686	$2,567,624
Federal Home Loan Bank	2,537,665	2,383,984
Federal Reserve Bank	814,177	699,006
Repurchase agreements	237,699	397,338
ACH transactions	151,330	152,610
Interest rate swaps	29,436	26,624
Total	$6,474,993	$6,227,186

As the Company did not enter into reverse repurchase agreements, no collateral was accepted as of December 31, 2015 and 2014. In addition, no debt was extinguished by in‑substance defeasance.

A disaggregation of the gross amount of recognized liabilities for repurchase agreements by the class of collateral pledged as of December 31, 2015 is as follows:

	December 31, 2015
	Remaining Contractual Maturity
	of the Agreements
	Up to		Greater than
(dollars in thousands)	30 days	30 ‑ 90 days	90 days	Total
Non‑government asset‑backed securities	$92	$92	$—	$184
Collateralized mortgage obligations:
Government agency	768	—	170,669	171,437
Government‑sponsored enterprises	5,340	4,908	34,282	44,530
Gross amount of recognized liabilities for repurchase agreements in Note 10	$6,200	$5,000	$204,951	$216,151